STARBOARD INVESTMENT TRUST
116 South Frankin Street
Rocky Mount, North Carolina 27804
252-972-9922

January 23, 2018

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
RE:	Roumell Opportunistic Value Fund, a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298

Ladies and Gentlemen:
On behalf of the Roumell Opportunistic Value Fund, and pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made for the sole purpose of submitting an interactive data file as required by Rule 405 of Regulation S-T. The interactive data file included as an exhibit to this filing relates to a Supplement dated December 29, 2017 to the final form of the Prospectus which was filed with the Securities and Exchange Commission on December 29, 2017.
If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3802.

Yours truly,

/s/ Matthew J. Beck
Matthew J. Beck

cc:	Betselot Zeleke Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Terrence O. Davis, Esq.
1180 West Peachtree Street, Suite 1800
Atlanta, GA 30309
 404-817-8531